Contents of Significant Accounts - Deconsolidation of Subsidiaries - Additional Information (Detail)	Jun. 01, 2015 shares
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [Abstract]
Number of shares in subsidiary exchanged for one share of merger company	6